UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002

                   UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)


                               SEMI ANNUAL REPORT
                            FOR THE SIX MONTHS ENDED
                                 JUNE 30, 2002


                                    CONTENTS


Statement of Assets, Liabilities and Members' Capital .........................1

Statement of Operations .......................................................2

Statement of Changes in Members' Capital ......................................3

Notes to Financial Statements .................................................4

Schedule of Portfolio Investments ............................................12

Schedule of Investments by Country ...........................................20

                                                          UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                               STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

                                                                                         (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                       JUNE 30, 2002

-----------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (cost $80,542,786)                                 $  83,436,657
Due from broker                                                                           42,118,068
Cash and cash equivalents                                                                 13,795,440
Receivables:
  Investments sold, not settled                                                            5,795,916
  Dividends                                                                                  101,848
  Interest                                                                                     6,744
-----------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                             145,254,673
-----------------------------------------------------------------------------------------------------

LIABILITIES

Securities sold, not yet purchased, at value (proceeds of sales $32,643,391)              31,470,429
Unrealized loss on forward foreign currency exchange contracts                             1,965,252
Payables:
  Investments purchased, not settled                                                       1,171,598
  PW Admin fee                                                                               114,725
  Professional fees                                                                           39,583
  Administration fee                                                                          29,937
  Miscellaneous                                                                               50,136
-----------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                         34,841,660
-----------------------------------------------------------------------------------------------------

NET ASSETS                                                                             $ 110,413,013
-----------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                              $ 108,312,311
Accumulated net unrealized appreciation on investments, and
  other assets and liabilities denominated in foreign currencies                           2,100,702
-----------------------------------------------------------------------------------------------------

TOTAL MEMBERS' CAPITAL                                                                 $ 110,413,013
-----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  1

                                                          UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                             STATEMENT OF OPERATIONS
                                                                                         (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                      SIX MONTHS ENDED JUNE 30, 2002

-----------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Dividends (less net foreign withholding taxes of $253,163)                              $ 1,170,458
Interest                                                                                    138,619
-----------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                   1,309,077
-----------------------------------------------------------------------------------------------------

EXPENSES

PW Admin fee                                                                                579,070
Custody fee                                                                                 133,031
Administration fee                                                                           60,945
Professional fees                                                                            55,102
Miscellaneous                                                                                31,749
-----------------------------------------------------------------------------------------------------

TOTAL OPERATING EXPENSES                                                                    859,897
-----------------------------------------------------------------------------------------------------

Dividend expense                                                                            166,806
-----------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                            1,026,703
-----------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                                       282,374
-----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS,
             EQUITY SWAPS, AND FOREIGN CURRENCY TRANSACTIONS

Net realized gain from:
  Investments                                                                             3,608,480
  Equity swaps                                                                               74,394
  Foreign currency                                                                          268,102
Change in net unrealized appreciation/(depreciation) from:
  Investments                                                                             2,450,158
  Equity swaps                                                                               17,895
  Other assets and liabilities denominated in foreign currencies                         (1,991,863)
-----------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS,
             EQUITY SWAPS, AND FOREIGN CURRENCY TRANSACTIONS                              4,427,166
-----------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                                    $ 4,709,540
-----------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  2

                                                                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                FOR THE PERIOD
                                                                                                                 JULY 1, 2000
                                                                                   SIX MONTHS ENDED            (COMMENCEMENT OF
                                                                                    JUNE 30, 2002             OPERATIONS) THROUGH
                                                                                     (UNAUDITED)               DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS

Net investment gain/(loss)                                                            $     282,374                $   (283,861)
Net realized gain/(loss) from investments,
  equity swaps, and foreign currency transactions                                         3,950,976                  (3,033,212)
Change in net unrealized appreciation/(depreciation) from investments,
  and other assets and liabilities denominated in foreign currencies                        476,190                   1,624,512
--------------------------------------------------------------------------------------------------------------------------------

 INCREASE (DECREASE) IN MEMBERS' CAPITAL
             DERIVED FROM OPERATIONS                                                      4,709,540                  (1,692,561)
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS

Proceeds from Member subscriptions                                                       31,496,332                  75,207,385

Proceeds from Adviser subscriptions                                                               -                   1,125,000

Offering costs                                                                                 (376)                   (407,165)

Adviser withdrawals                                                                         (25,142)                          -

--------------------------------------------------------------------------------------------------------------------------------

INCREASE IN MEMBERS' CAPITAL DERIVED
             FROM CAPITAL TRANSACTIONS                                                   31,470,814                  75,925,220
--------------------------------------------------------------------------------------------------------------------------------


MEMBERS' CAPITAL AT BEGINNING OF PERIOD                                                  74,232,659                           -
--------------------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT END OF PERIOD                                                     $ 110,413,013                $ 74,232,659
--------------------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.  3

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

1. ORGANIZATION

   UBS PW Tamarack International Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on February 14, 2001. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a closed-end, non-diversified management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund will seek to achieve its investment objective by investing, both long and short, primarily in equity securities of foreign issuers, with emphasis on mid-sized capitalization issuers in the developed markets outside the United States. Operations of the Fund commenced on July 1, 2001.

   The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS PW Tamarack Management, L.L.C. (the "Adviser"), a Delaware limited liability company, to provide investment advice to the Fund.

   The Adviser is a joint venture between PW Fund Advisor, L.L.C. ("PWFA") and ReachCapital Management L.L.C. ("RCMLLC"). PWFA is the managing Member of the Adviser and is an indirect, wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Investment professionals employed by RCMLLC will manage the Fund's investment portfolio on behalf of the Adviser under the oversight of PWFA's personnel. RCMLLC is also registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser's capital account balance at June 30, 2002 and December 31, 2001 was $1,156,959 and $1,110,922,
   respectively.

   Initial and additional applications for interests by eligible Members may be accepted at such times as the Fund may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests.

   The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. Beginning in December 2002, the Adviser expects that, generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice each year, near mid-year and year-end. A Member's interest in the Fund can only be transferred or assigned
   (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the approval of the Directors, which may be withheld in their sole and absolute discretion.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

   A. PORTFOLIO VALUATION

   Net asset value of the Fund will be determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

   Securities traded on a foreign securities exchange will be valued at their last sales prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices, in the case of securities held long, or ask prices, in the case of securities sold, not yet purchased, as reported by such exchange. Domestic exchange traded securities and securities included in the NASDAQ National Market System will be valued at their last composite sales prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite ask prices for securities sold, not yet purchased, as reported by such exchanges. Listed options will be valued using last sales prices as reported by the exchange with the highest reported daily volume for such options or, in the absence of any sales on a particular day, at their bid prices as reported by the exchange with the highest volume on the last day a trade was reported. Other marketable securities for which market quotations are readily available will be valued at their bid prices, or ask prices in the case of securities sold, not yet purchased, as obtained from one or more dealers making markets for such securities. If market quotations are not readily available, the securities and options described above will be valued at fair value as determined in good faith by, or under the supervision of, the Directors. No securities owned by the Fund at June 30, 2002 were fair valued.

   Debt securities will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. Debt securities purchased with remaining maturities of 60 days or less, absent unusual circumstances, will be valued at amortized cost, so long as such valuation is determined by the Directors to represent fair value.

   All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close.

   On occasion, the values of such foreign securities and exchange rates may be affected by significant events occurring between the time which determination of such values or exchange rates are made and the time that the net asset value of the Fund is determined. When such significant events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith, pursuant to policies established by the Directors.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   A. PORTFOLIO VALUATION (CONTINUED)

   Foreign-denominated assets may involve more risks than domestic transactions, including political and economic risk and regulatory risk. Risks may also arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

   B. SECURITIES TRANSACTIONS AND INCOME RECOGNITION

   Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis net of foreign withholding taxes and reclaims, if applicable. Interest income and expense is recorded on the accrual basis. Premiums and discounts on debt securities are amortized/accreted to interest income/expense using the interest method. Realized gains and losses from security and foreign currency transactions are calculated on the identified cost basis. The Fund does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of foreign securities held. Such fluctuations are included in net realized and unrealized gain or loss from investments. Net realized exchange gain or loss from foreign currency transactions represent net foreign exchange gain or loss from forward foreign currency contracts, disposition of foreign currencies, currency gain or loss realized between the trade and settlement dates on security transactions, and the difference between the amount of net investment income recorded on the Fund's accounting records and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gain or loss arises from changes in value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates.

   C. FUND COSTS

   The Fund will bear all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value, including valuation services provided by third parties; costs of insurance; registration expenses; certain organization costs; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

   D. INCOME TAXES

   No provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax returns its distributive share of the Fund's taxable income or loss.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------
2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   E. CASH AND CASH EQUIVALENTS

   Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

   F. USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER

   PWFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services to the Fund. In consideration for such services, the Fund will pay PWFA a monthly fee (the "PW Admin Fee") at an annual rate of 1.25% of the Fund's net assets, excluding assets attributable to the Adviser's capital account. The PW Admin Fee will be paid to PWFA out of Fund assets and debited against the Members' capital accounts, excluding the Adviser. A portion of the PW Admin Fee will be paid by PWFA to RCMLLC.

   UBS PaineWebber Inc. ("UBS PWI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a distributor for the Fund. The Fund also may distribute interests through brokers or dealers with which it has entered into distribution agreements. Sales loads, if any, charged on contributions are debited against the contribution amounts to arrive at a net subscription amount. The sales load does not constitute assets of the Fund.

   The Fund may execute portfolio transactions through UBS PWI and its affiliates. During the six months ended June 30, 2002, UBS PWI and its affiliates earned brokerage commissions of $102,023 from portfolio transactions executed on behalf of the Fund.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

3. PW ADMIN FEE, INCENTIVE ALLOCATION, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

   The increase (or decrease) in Members' capital derived from operations (net profit or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis. Generally, at the end of each fiscal year, the Adviser is entitled to an incentive allocation (the "Incentive Allocation") of 20% of the net profits, if any, that would have been credited to the Member's capital account for such period. The Incentive Allocation will be made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. The Incentive Allocation for the six months ended June 30, 2002 and for the period ended December 31, 2001 was $0 and $25,142, respectively, and has been recorded as an increase to the Adviser's capital account.

   Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the six months ended June 30, 2002 were $10,500.

   PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian of the Fund's assets and provides custodial services for the Fund. PFPC Trust Company entered into a service agreement whereby PNC Bank, NA provides securities clearance functions.

   PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund, and in that capacity provides certain administration, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund will reimburse certain out of pocket expenses incurred by PFPC Inc.

4. SECURITIES TRANSACTIONS

   Aggregate purchases and proceeds from sales of investment securities for the six months ended June 30, 2002, amounted to $259,883,025 and $260,848,269, respectively. Included in these amounts are purchases and proceeds from securities sold, not yet purchased amounting to $64,038,653 and $81,131,571, respectively.

   At June 30, 2002, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At June 30, 2002, accumulated net unrealized appreciation on investments was
   $4,066,833, consisting of $7,040,582 gross unrealized appreciation and $2,973,749 gross unrealized depreciation.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

5. SHORT-TERM BORROWINGS

   The Fund has the ability to trade on margin and, in that connection, borrows funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The 1940 Act requires the Fund to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Fund incurs the indebtedness. The Fund pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. The Fund had no borrowings outstanding during the six months ended June 30, 2002.

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK

   In the normal course of business, the Fund may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward and futures contracts, options, equity swaps and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at specified future dates.

   Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the Statement of Assets, Liabilities and Members' Capital.

   Securities sold, not yet purchased represents obligations of the Fund to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Fund's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the Statement of Assets, Liabilities and Members' Capital. The cash due from broker is primarily related to securities sold, not yet purchased; its use is therefore restricted until the securities are purchased.

   The Fund enters into equity swap contracts whereby the Fund receives appreciation and pays depreciation equal to the change in future value of securities based on a notional amount. The Fund is subject to the market risk associated with changes in the value of the underlying equity securities, as well as exposure to credit risk associated with counterparty nonperformance on swap contracts which is limited to the unrealized gains inherent in such contracts which are recognized in the Statement of Assets, Liabilities and Members' Capital. The unrealized gain or loss, rather than the contract amount, represents the approximate future cash to be received or paid, respectively. At June 30, 2002, the fund was not a party to any equity swap agreements.

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

   The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The Fund may also purchase and sell forward contracts to seek to increase total return. All commitments are "marked-to-market" daily at the applicable translation rates and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains or losses at the time a forward contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

   At June 30, 2002, the Fund had outstanding forward foreign currency exchange contracts to purchase foreign currencies as follows:

                                      Value on                                  Unrealized
   Open Foreign Currency             Settlement                                 ----------
   Purchase Contracts                   Date          Current Value        Gain             Loss
   ---------------------------------------------------------------------------------------------
   British Pounds
      expiring 07/10/02              $3,241,051         $3,399,109       $158,058       $      -
      ------------------------------------------------------------------------------------------

   Euros
      expiring 07/10/02              $2,541,999         $2,705,305       $163,306       $      -
      ------------------------------------------------------------------------------------------

                                                                         $321,364       $      -
                                                                         =======================

   At June 30, 2002, the Fund had outstanding forward foreign currency exchange contracts to sell foreign currencies as follows:

                                      Value on                                  Unrealized
   Open Foreign Currency             Settlement                                 ----------
   Sale Contracts                       Date          Current Value        Gain             Loss
   ---------------------------------------------------------------------------------------------

   British Pounds
      expiring 07/10/02              $ 9,244,497       $ 9,864,999       $      -   $  (620,502)
      ------------------------------------------------------------------------------------------

   Euros
      expiring 07/10/02              $14,920,594       $16,586,708       $      -   $(1,666,114)
      ------------------------------------------------------------------------------------------

                                                                         $      -   $(2,286,616)
                                                                         =======================

                                      UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2002

--------------------------------------------------------------------------------

6. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR CONCENTRATIONS OF CREDIT RISK (CONTINUED)

   During the six months ended June 30, 2002, the Fund did not trade any futures contracts or engage in option transactions.

7. FINANCIAL HIGHLIGHTS

   The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                               PERIOD FROM JULY 1, 2001
                                                                       SIX MONTHS ENDED            (COMMENCEMENT OF
                                                                        JUNE 30, 2002             OPERATIONS) THROUGH
                                                                         (UNAUDITED)               DECEMBER 31, 2001
                                                                         -----------               -----------------
   Ratio of net investment income/(loss) to average net assets              0.62%*                       (0.84%)*
   Ratio of total expenses to average net assets                            2.24%*                        2.53%*
   Portfolio turnover rate                                                248.90%                       375.17%
   Total return                                                             4.15%**                      (4.09%)**
   Net asset value at end of period                                      $110,413,013                   $74,232,659

   *  Annualized.
   ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of sales loads, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                                                                        UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2002

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (75.57%)
                  ---------------------

                  ATHLETIC FOOTWEAR (1.48%)
          19,833  Adidas AG - (Germany)**                                                          $     1,629,686
                                                                                                   ---------------

                  BREWERY (1.86%)
          71,366  Interbrew - (Belgium)**                                                                2,048,936
                                                                                                   ---------------

                  BROADCAST SERVICES/PROGRAMMING (2.07%)
         564,681  Hit Entertainment PLC - (United Kingdom)**, (a)                                        2,281,000
                                                                                                   ---------------

                  BUILDING & CONSTRUCTION - MISCELLANEOUS (2.00%)
         81,301  Volker Wessels Stevin NV - (Netherlands)**                                              2,208,913
                                                                                                   ---------------

                  BUILDING - CONSTRUCTION (1.01%)
          42,505  Jm AB - (Sweden)**, (a)                                                                1,110,011
                                                                                                   ---------------

                  BUILDING - HEAVY CONSTRUCTION (0.79%)
          12,818  Vinci SA -  (France)**                                                                   869,066
                                                                                                   ---------------

                  CABLE TELEVISION (0.88%)
         101,509  British Sky Broadcasting Group PLC - (United Kingdom)*,**                                973,266
                                                                                                   ---------------

                  CELLULAR TELECOMMUNICATIONS (0.41%)
          17,630  VimpelCom - ADR*                                                                         448,860
                                                                                                   ---------------

                  COMMERCIAL BANKS - NON U.S. (2.86%)
          78,998  Credit Agricole SA - (France)**, (a)                                                   1,755,459
          37,789  Gjensidige NOR Sparebanken - (Norway)**, (a)                                           1,399,960
                                                                                                   ---------------
                                                                                                         3,155,419
                                                                                                   ---------------

                  CONTAINERS - PAPER/PLASTIC (1.03%)
          25,086  Huhtamaki Group - (Finland)**                                                          1,139,428
                                                                                                   ---------------

                  COOPERATIVE BANKS (1.77%)
         150,392  Banco Popolare Di Verona - (Italy)**, (a)                                              1,950,211
                                                                                                   ---------------


     The preceding notes are an integral part of these financial statements.
                                                                              12

                                                                        UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2002

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------

                  DATA PROCESSING/MANAGEMENT (1.37%)
         374,123  Autonomy Corp. PLC - (United Kingdom)*,**                                        $     1,511,250
                                                                                                   ---------------

                  DISTRIBUTION/WHOLESALE (0.80%)
         101,725  Iaws Group PLC - (Ireland)**                                                             884,102
                                                                                                   ---------------

                  DIVERSIFIED OPERATIONS (3.65%)
         635,375  Citic Pacific Ltd. - (Hong Kong)**                                                     1,376,697
       3,966,954  First Pacific Co. Ltd. - (Hong Kong)**, (a)                                              742,560
         493,583  Tomkins PLC - (United Kingdom)**                                                       1,907,279
                                                                                                   ---------------
                                                                                                         4,026,536
                                                                                                   ---------------

                  ELECTRIC - INTEGRATED (1.35%)
         770,663  Electricidade de Portugal SA - (Portugal)**                                            1,491,807
                                                                                                   ---------------

                  FINANCE (0.35%)
          66,710  Intrum Justitia AB - (Sweden)*,**                                                        384,718
                                                                                                   ---------------

                  FOOD - DAIRY PRODUCTS (1.63%)
         582,928  Parmalat Finanziaria SpA - (Italy)**                                                   1,801,986
                                                                                                   ---------------

                  FOOD - MISCELLANEOUS/DIVERSIFIED (8.94%)
         251,840  Associated British Foods PLC - (United Kingdom)**                                      2,291,792
         354,071  Cadbury Schweppes PLC - (United Kingdom)**                                             2,652,712
          13,665  Csm-Cva - (Netherlands)**                                                                328,355
       2,774,665  Global Bio-chem Technology Group - (Hong Kong)**, (a)                                  1,040,538
          34,651  Nutreco Holding NV - (Netherlands)**                                                   1,179,981
         122,982  Orkla ASA Class A - (Norway)**                                                         2,376,375
                                                                                                   ---------------
                                                                                                         9,869,753
                                                                                                   ---------------

                  FOOD - WHOLESALE/DISTRIBUTORS (1.18%)
         885,291  Fyffes PLC - (Ireland)**                                                               1,302,760
                                                                                                   ---------------


     The preceding notes are an integral part of these financial statements.
                                                                              13

                                                                        UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2002

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------

                  FOOD (PRODUCTS) (1.62%)
       2,503,335  People's Food Holdings Ltd. - (Singapore)**, (a)                                 $     1,785,354
                                                                                                   ---------------

                  GAS - TRANSPORTATION (2.05%)
         767,926  Snam Rete Gas SpA - (Italy)**, (a)                                                     2,267,685
                                                                                                   ---------------

                  HOME FURNISHINGS (1.55%)
         135,546  Ekornes ASA - (Norway)**, (a)                                                          1,706,962
                                                                                                   ---------------

                  MACHINERY - GENERAL INDUSTRY (3.85%)
           8,010  Rieter Holding AG - (Switzerland)**                                                    1,883,883
          80,171  Saurer AG - (Switzerland)*, **                                                         2,370,409
                                                                                                   ---------------
                                                                                                         4,254,292
                                                                                                   ---------------

                  METALS & MINING (1.59%)
         157,469  Placer Dome, Inc. - (Canada)**                                                         1,760,136
                                                                                                   ---------------

                  MONEY CENTER BANKS (2.59%)
          32,534  Credit Lyonnais - (France)**                                                           1,394,502
          36,109  KBC Bankverzekeringsholdings - (Belgium)**                                             1,460,365
                                                                                                   ---------------
                                                                                                         2,854,867
                                                                                                   ---------------

                  MULTI-LINE INSURANCE (0.95%)
          57,652  Axa - (France)**                                                                       1,054,502
                                                                                                   ---------------

                  OIL - FIELD SERVICES (1.08%)
         374,119  John Wood Group - (United Kingdom)*,**                                                 1,197,582
                                                                                                   ---------------

                  OIL COMPANY - INTEGRATED (4.61%)
         218,161  ENI SpA - (Italy)**, (a)                                                               3,468,926
          11,768  YUKOS - ADR                                                                            1,626,420
                                                                                                   ---------------
                                                                                                         5,095,346
                                                                                                   ---------------


     The preceding notes are an integral part of these financial statements.
                                                                              14

                                                                        UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2002

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------

                  PAPER & RELATED PRODUCTS (0.62%)
         224,491  Jefferson Smurfit Group PLC - (Ireland)**                                        $       687,310
                                                                                                   ---------------

                  PRINTING - COMMERCIAL (1.10%)
          94,009  Quebecor, Inc. Class B - (Canada)**                                                    1,217,693
                                                                                                   ---------------

                  PUBLISHING PERIODICALS (1.79%)
          65,720  Caltagirone Editore - (Italy)**                                                          415,403
         203,578  Eniro AB - (Sweden)*,**                                                                1,561,694
                                                                                                   ---------------
                                                                                                         1,977,097
                                                                                                   ---------------

                  REAL ESTATE DEVELOPMENT (0.79%)
         902,552  Hysan Development Co. Ltd. - (Hong Kong)**                                               873,657
                                                                                                   ---------------

                  REINSURANCE (1.66%)
          35,559  Converium Holding AG - (Switzerland)*,**                                               1,837,508
                                                                                                   ---------------

                  REITS - SHOPPING CENTERS (1.43%)
         183,387  Riocan Real Estate Investment Trust - (Canada)**, (a)                                  1,579,581
                                                                                                   ---------------

                  RETAIL - MISCELLANEOUS/DIVERSIFIED (2.12%)
         187,932  Koninklijke Vendex KBB NV - (Netherlands)**, (a)                                       2,338,640
                                                                                                   ---------------

                  RETAIL BUILDING PRODUCTS (1.76%)
          30,300  Castorama Dubois Investissement SA - (France)**, (a)                                   1,945,128
                                                                                                   ---------------

                  RUBBER - TIRES (0.62%)
          38,387  Continental AG - (Germany)**, (a)                                                        682,415
                                                                                                   ---------------

                  SEMICONDUCTOR EQUIPMENT (1.12%)
          33,881  Sez Holding AG - (Switzerland)**                                                       1,240,812
                                                                                                   ---------------

                  STEEL (2.15%)
          72,560  Voest Alpine - (Austria)**                                                             2,372,015
                                                                                                   ---------------


     The preceding notes are an integral part of these financial statements.
                                                                              15

                                                                        UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2002

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK (CONTINUED)
                  ------------------------

                  TOBACCO (1.86%)
         218,555  Gallaher Group PLC - (United Kingdom)**, (a)                                     $     2,048,859
                                                                                                   ---------------

                  TRANSPORTATION - RAIL (1.77%)
          79,215  CP Railway Ltd. - (Canada)**, (a)                                                      1,958,903
                                                                                                   ---------------

                  WATER (1.46%)
         247,756  Kelda Group PLC - (United Kingdom)**                                                   1,612,605
                                                                                                   ---------------
                  TOTAL COMMON STOCK (COST $80,542,786)                                                 83,436,657
                                                                                                   ---------------

                  COMMON STOCK SOLD, NOT YET PURCHASED ((28.50)%)
                  -----------------------------------------------

                  AEROSPACE/DEFENSE - EQUIPMENT ((1.17)%)
          83,867  European Aeronautic Defence and Space Co. - (France)**                               (1,289,650)
                                                                                                   ---------------

                  AUTOMOTIVE/TRUCK PARTS & EQUIPMENT ((0.61)%)
          15,864  Faurecia - (France)**                                                                  (679,978)
                                                                                                   ---------------

                  BANKING ((0.77)%)
          24,596  Royal Bank of Canada - (Canada)**                                                      (849,036)
                                                                                                   ---------------

                  CHEMICALS - DIVERSIFIED ((0.93)%)
          46,473  NOVA Chemicals Corp. - (Canada)**                                                    (1,030,058)
                                                                                                   ---------------

                  COMPUTER SERVICES ((2.31)%)
          25,773  Atos Origin SA - (France)*,**                                                        (1,641,787)
         335,558  Morse PLC - (United Kingdom)**                                                         (915,581)
                                                                                                   ---------------
                                                                                                       (2,557,368)
                                                                                                   ---------------

                  DIVERSIFIED ((0.83)%)
         168,408  Billiton PLC - (United Kingdom)**                                                      (917,730)
                                                                                                   ---------------


     The preceding notes are an integral part of these financial statements.
                                                                              16

                                                                        UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2002

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------

                  DIVERSIFIED MANUFACTURING OPERATIONS ((1.42)%)
          16,975  Siemans AG - (Germany)**                                                         $   (1,018,973)
          42,295  Smiths Group PLC - (United Kingdom)**                                                  (549,294)
                                                                                                   ---------------
                                                                                                       (1,568,267)
                                                                                                   ---------------

                  ELECTRONIC COMPONENTS - MISCELLANEOUS ((0.97)%)
          47,498  Celestica, Inc. - (Canada)*, **                                                      (1,069,017)
                                                                                                   ---------------

                  ELECTRONIC COMPONENTS - SEMICONDUCTORS ((2.28)%)
          48,803  Aixtron AG - (Germany)**                                                               (612,610)
         158,119  ARM Holdings PLC - (United Kingdom)*,**                                                (351,895)
         128,513  ATI Technologies, Inc. - (Canada)*, **                                                 (888,925)
           4,816  Samsung Electronics Co.*                                                               (661,237)
                                                                                                   ---------------
                                                                                                       (2,514,667)
                                                                                                   ---------------

                  FOOD - DAIRY PRODUCTS ((0.96)%)
          47,199  Koninklijke Numico NV - (Netherlands)**                                              (1,058,625)
                                                                                                   ---------------

                  FOOD - RETAIL ((2.40)%)
          33,126  Carrefour SA - (France)**                                                            (1,792,841)
         478,027  Somerfield PLC - (United Kingdom)**                                                    (859,826)
                                                                                                   ---------------
                                                                                                       (2,652,667)
                                                                                                   ---------------

                  HOTELS & MOTELS ((0.62)%)
          90,447  Sol Melia SA - (Spain)**                                                               (686,930)
                                                                                                   ---------------

                  HUMAN RESOURCES ((1.17)%)
          11,062  Adecco SA - (Switzerland)*, **                                                         (657,112)
          54,046  Randstad Holdings NV - (Netherlands)**                                                 (631,452)
                                                                                                   ---------------
                                                                                                       (1,288,564)
                                                                                                   ---------------


     The preceding notes are an integral part of these financial statements.
                                                                              17

                                                                        UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2002

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------

                  INSTRUMENTS - SCIENTIFIC ((0.77)%)
          74,609  Card Guard Scientific Survival Ltd. - (Switzerland)*, **                         $     (847,288)
                                                                                                   ---------------

                  INTERNET FINANCIAL SERVICES ((0.85)%)
         393,510  Egg PLC - (United Kingdom)*, **                                                        (935,743)
                                                                                                   ---------------

                  MEDICAL - BIOMEDICAL/GENETICS ((1.70)%)
          49,987  Cambridge Antibody Technology Group PLC - (United Kingdom)*, **                        (788,631)
          27,980  Perbio Science AB - (Sweden)*, **                                                      (517,574)
          47,997  Qiagen NV - (Netherlands)*, **                                                         (567,888)
                                                                                                   ---------------
                                                                                                       (1,874,093)
                                                                                                   ---------------

                  MEDICAL INSTRUMENTS ((0.61)%)
          34,162  Getinge Industrier AB Class B - (Sweden)**                                             (669,101)
                                                                                                   ---------------

                  MEDICAL PRODUCTS ((0.70)%)
          87,941  Amersham PLC - (United Kingdom)**                                                      (777,491)
                                                                                                   ---------------

                  MULTI-LINE INSURANCE ((0.36)%)
          87,844  Skandia Forsakrings AB - (Sweden)*, **                                                 (399,544)
                                                                                                   ---------------

                  MULTIMEDIA ((1.24)%)
       1,862,136  Seat Pagine Gialle SpA - (Italy)**                                                   (1,364,606)
                                                                                                   ---------------

                  MUSIC/CLUBS ((0.35)%)
         101,743  EMI Group PLC - (United Kingdom)**                                                     (386,171)
                                                                                                   ---------------

                  PAPER & RELATED PRODUCTS ((0.66)%)
          66,074  Cascades, Inc. - (Canada)**                                                            (732,905)
                                                                                                   ---------------

                  RETAIL (SPECIALTY) ((0.59)%)
         448,982  Signet Group PLC - (United Kingdom)**                                                  (648,462)
                                                                                                   ---------------


     The preceding notes are an integral part of these financial statements.
                                                                              18

                                                                        UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.

                                                                                 SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------
                                                                                                     JUNE 30, 2002

      SHARES                                                                                          MARKET VALUE
------------------------------------------------------------------------------------------------------------------

                  COMMON STOCK SOLD, NOT YET PURCHASED (CONTINUED)
                  ------------------------------------------------

                  RETAIL - APPAREL/SHOE ((1.91)%)
         249,495  Arcadia Group PLC - (United Kingdom)**                                           $   (1,302,563)
         164,708  JJB Sports PLC - (United Kingdom)*, **                                                 (812,204)
                                                                                                   ---------------
                                                                                                       (2,114,767)
                                                                                                   ---------------

                  SECURITY SERVICES ((0.52)%)
          27,979  Securitas AB - (Sweden)**                                                              (575,400)
                                                                                                   ---------------

                  TELECOMMUNICATIONS EQUIPMENT ((1.48)%)
         277,077  GN Store Nord A/S - (Denmark)*, **                                                   (1,016,704)
          17,563  Kudelski SA - (Switzerland)**                                                          (615,469)
                                                                                                   ---------------
                                                                                                       (1,632,173)
                                                                                                   ---------------

                  TELECOMMUNICATIONS SERVICES ((0.32)%)
          57,645  Tiscali SpA - (Italy)*, **                                                             (350,128)
                                                                                                   ---------------
                  TOTAL COMMON STOCK SOLD, NOT YET PURCHASED                                          (31,470,429)
                  (PROCEEDS $(32,643,391))                                                         ---------------

          TOTAL INVESTMENTS -- 47.07% (Cost $47,899,395)                                                51,966,228
                                                                                                   ---------------
          OTHER ASSETS IN EXCESS OF LIABILITIES -- 52.93%                                               58,446,785
                                                                                                   ---------------
          TOTAL NET ASSETS -- 100.00%                                                              $   110,413,013
                                                                                                   ===============

  *   Non-income producing security
  ** Foreign Security Market value quoted in U.S. dollars at prevailing exchange rates.
  (a) Partially or wholly held ($11,124,617, total market value) in a pledged account by the Custodian as collateral for securities sold, not yet purchased.


     The preceding notes are an integral part of these financial statements.
                                                                              19

                                                                        UBS PW TAMARACK INTERNATIONAL FUND, L.L.C.
                                                                                SCHEDULE OF INVESTMENTS BY COUNTRY
                                                                                                       (UNAUDITED)
------------------------------------------------------------------------------------------------------------------

                                                                                                     JUNE 30, 2002

------------------------------------------------------------------------------------------------------------------
                                                                                                        PERCENTAGE
COMMON STOCK                                                                   MARKET VALUE          OF NET ASSETS

United Kingdom                                                                $  16,476,345                 14.93%
Italy                                                                             9,904,211                  8.97%
Switzerland                                                                       7,332,611                  6.64%
France                                                                            7,018,658                  6.36%
Canada                                                                            6,516,313                  5.90%
Netherlands                                                                       6,055,889                  5.49%
Norway                                                                            5,483,297                  4.97%
Hong Kong                                                                         4,033,452                  3.65%
Belgium                                                                           3,509,301                  3.18%
Sweden                                                                            3,056,423                  2.76%
Ireland                                                                           2,874,172                  2.60%
Austria                                                                           2,372,015                  2.15%
Germany                                                                           2,312,101                  2.09%
Russia                                                                            2,075,280                  1.88%
Singapore                                                                         1,785,354                  1.62%
Portugal                                                                          1,491,807                  1.35%
Finland                                                                           1,139,428                  1.03%
------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK                                                               83,436,657                 75.57%
------------------------------------------------------------------------------------------------------------------

COMMON STOCK SOLD, NOT YET PURCHASED

United Kingdom                                                                   (9,245,590)                -8.37%
France                                                                           (5,404,255)                -4.89%
Canada                                                                           (4,569,941)                -4.14%
Netherlands                                                                      (2,257,965)                -2.05%
Sweden                                                                           (2,161,619)                -1.96%
Switzerland                                                                      (2,119,869)                -1.92%
Italy                                                                            (1,714,736)                -1.55%
Germany                                                                          (1,631,583)                -1.48%
Denmark                                                                          (1,016,704)                -0.92%
Spain                                                                              (686,930)                -0.62%
Korea                                                                              (661,237)                -0.60%
------------------------------------------------------------------------------------------------------------------

TOTAL COMMON STOCK SOLD, NOT YET PURCHASED                                      (31,470,429)               -28.50%
------------------------------------------------------------------------------------------------------------------

OTHER ASSETS IN EXCESS OF LIABILITIES                                            58,446,785                 52.93%
------------------------------------------------------------------------------------------------------------------

TOTAL NET ASSETS                                                              $ 110,413,013                100.00%
------------------------------------------------------------------------------------------------------------------

                                                                              20
     The preceding notes are an integral part of these financial statements.

                                     [THIS PAGE INTENTIONALLY LEFT BLANK]